Share Based Compensation - Restricted Stock Units Rollforward (Details) - Restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of restricted shares
Unvested and outstanding beginning balance (shares)	500,000	0
Granted (shares)	0	500,000
Vested (shares)	0	0
Forfeited (shares)	(85,000)	0
Unvested and outstanding ending balance (shares)	415,000	500,000
Weighted average grant date fair value
Unvested and outstanding beginning balance (usd per share)	$ 12.09	$ 0
Granted (usd per share)	0	12.09
Vested (usd per share)	0	0
Forfeited (usd per share)	12.09	0
Unvested and outstanding ending balance (usd per share)	$ 12.09	$ 12.09